Earnings per share (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Share

The numerator for both basic and diluted earnings per share is net income. The denominator for basic earnings per share is the weighted average number of common shares outstanding during the period. The dilutive effect of outstanding MPK Plan Units and Deferred Units is reflected in the denominator for diluted earnings per share using the treasury stock method. Class B Common Units are not dilutive as no incremental common shares are issued upon vesting or repurchase by the Company.
The following is a reconciliation of basic shares to diluted shares:

	March 31,
(in millions)	2013	2012
Weighted-average shares - basic	145.2	145.0
Effect of dilutive securities	0.9	0.8
Weighted-average shares - diluted	146.1	145.8

There were no potential common shares excluded from diluted earnings per share for the three month periods ended March 31, 2013 and 2012.
There are no differences in the dividend and liquidation preferences or participation rights of the Class A and the Class B common shares. The Class B common shares have no voting rights.

Earnings (Loss) Per Share

The numerator for both basic and diluted earnings (loss) per share is net income (loss). The denominator for basic earnings (loss) per share is the weighted average number of common shares outstanding during the period. The dilutive effect of outstanding MPK Plan Units and Deferred Units is reflected in the denominator for diluted earnings (loss) per share using the treasury stock method. Class B Common Units are not dilutive as no incremental common shares are issued upon vesting or repurchase by the Company.
The following is a reconciliation of basic shares to diluted shares:

	December 31,
(in millions)	2012	2011	2010
Weighted-average shares - basic	145.1	144.8	144.4
Effect of dilutive securities	0.7	0.1	—
Weighted-average shares - diluted	145.8	144.9	144.4

For the years ended December 31, 2011 and 2010, diluted earnings (loss) per share excludes the impact of 4.3 million and 4.7 million potential common shares, respectively, as their inclusion would have had an anti-dilutive effect. There were no potential common shares excluded from diluted earnings per share for the year ended December 31, 2012.